OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

As of March 31, 2022 and December 31, 2021, the major components of other current liabilities consisted of the following:

	March 31, 2022	December 31, 2021
Credit card payable	$13,347	$13,738
Accrued sales tax payable	1,920	1,708
Deferred rent – short term	—	451
Credits liability	648	641
Obligation for equity consideration(1)	—	3,000
Other accrued liabilities	2,116	2,362
Total	$18,031	$21,899
(1)	For further detail on the equity consideration, refer to Note 1 within the discussion on the MaxDelivery Acquisition. The equity consideration was issued in March 2022.

As of December 31, 2021 and 2020, the major components of other current liabilities consisted of the following:

	December 31,
	2021	2020
Credit card payable	$13,738,270	$10,473,079
Accrued sales tax payable	1,707,557	1,845,831
Deferred rent – short term	450,776	622,940
Credits liability	640,994	633,287
Obligation for equity consideration (1)	3,000,000	—
Other accrued liabilities	2,361,545	1,382,927
Total	$21,899,142	$14,958,064
(1)	For further detail on the obligation for equity consideration, refer to Note 10.